SHARE-BASED PAYMENTS, Options, Rights and RSUs Granted as Share-Based Payments (Details)	11 Months Ended	12 Months Ended
	Jun. 30, 2021 AUD ($) shares $ / shares	Jun. 30, 2023 AUD ($) shares $ / shares	Jun. 30, 2022 AUD ($) shares $ / shares	Jul. 19, 2020 AUD ($)
Rights [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	16,325,000	1,535,000	11,295,000
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Rights [Member] | Series 1 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			200,000
Grant date			July 19, 2021
Expiry date			Dec. 22, 2024
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.93
Rights [Member] | Series 2 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			200,000
Grant date			July 19, 2021
Expiry date			Dec. 22, 2025
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.93
Rights [Member] | Series 3 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			200,000
Grant date			July 19, 2021
Expiry date			Dec. 22, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.93
Rights [Member] | Series 4 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		400,000	25,000
Grant date		August 8, 2022	July 19, 2021
Expiry date		Apr. 23, 2026	Apr. 23, 2026
Exercise price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 3	$ 4
Fair value | $		$ 0.354	$ 0.71
Rights [Member] | Series 5 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		400,000	25,000
Grant date		August 8, 2022	July 19, 2021
Expiry date		Apr. 23, 2026	Apr. 23, 2024
Exercise price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4	$ 2
Fair value | $		$ 0.293	$ 0.699
Rights [Member] | Series 6 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	150,000	200,000	25,000
Grant date	March 3, 2021	August 8, 2022	July 19, 2021
Expiry date	Mar. 01, 2026	Apr. 23, 2026	Apr. 23, 2024
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2	$ 0	$ 3
Fair value | $	$ 0.694	$ 0.675	$ 0.591
Rights [Member] | Series 7 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	150,000	10,000	1,000,000
Grant date	March 3, 2021	September 6, 2022	September 1, 2021
Expiry date	Mar. 01, 2026	Apr. 23, 2026	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3	$ 2	$ 3
Fair value | $	$ 0.643	$ 0.617	$ 1.195
Rights [Member] | Series 8 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	150,000	15,000	1,000,000
Grant date	March 3, 2021	September 6, 2022	September 1, 2021
Expiry date	Mar. 01, 2026	Apr. 23, 2026	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4	$ 3	$ 4
Fair value | $	$ 0.602	$ 0.496	$ 1.131
Rights [Member] | Series 9 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,000,000	35,000
Grant date	April 14, 2021	September 6, 2022
Expiry date	Apr. 23, 2026	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2	$ 4
Fair value | $	$ 0.745	$ 0.428
Rights [Member] | Series 10 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,000,000	10,000
Grant date	April 14, 2021	June 6, 2022
Expiry date	Apr. 23, 2026	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 2
Fair value | $	$ 0.693
Fair value | $		$ 0.556
Rights [Member] | Series 11 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,000,000	15,000	4,000
Grant date	April 14, 2021	June 6, 2022	October 11, 2021
Expiry date	Apr. 23, 2026	Apr. 23, 2026	Dec. 22, 2024
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4	$ 3	$ 0
Fair value | $	$ 0.651	$ 0.46	$ 1.1
Rights [Member] | Series 12 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		20,000	6,000
Grant date		June 6, 2022	October 11, 2021
Expiry date		Apr. 23, 2026	Dec. 22, 2025
Exercise price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4	$ 0
Fair value | $		$ 0.39	$ 1.1
Rights [Member] | Series 13 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		10,000	10,000
Grant date		June 8, 2022	October 11, 2021
Expiry date		Dec. 31, 2024	Dec. 22, 2026
Exercise price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0	$ 0
Fair value | $		$ 0.78	$ 1.1
Rights [Member] | Series 14 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	125,000	10,000	40,000
Grant date	April 15, 2021	June 8, 2022	October 12, 2021
Expiry date	Apr. 23, 2024	Dec. 31, 2025	Dec. 22, 2024
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2	$ 0	$ 0
Fair value | $	$ 0.599	$ 0.78	$ 1.07
Rights [Member] | Series 15 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	125,000	10,000	40,000
Grant date	April 15, 2021	June 8, 2022	October 12, 2021
Expiry date	Apr. 23, 2024	Dec. 31, 2026	Dec. 22, 2025
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3	$ 0	$ 0
Fair value | $	$ 0.51	$ 0.78	$ 1.07
Rights [Member] | Series 16 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	125,000		40,000
Grant date	April 15, 2021		October 12, 2021
Expiry date	Apr. 23, 2024		Dec. 22, 2026
Exercise price (in dollars per share)	$ 0		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4		$ 0
Fair value | $	$ 0.445		$ 1.07
Rights [Member] | Series 17 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,875,000	400,000	225,000
Grant date	April 15, 2021	February 1, 2023	October 14, 2021
Expiry date	Apr. 23, 2026	Jan. 31, 2027	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2	$ 0	$ 4
Fair value | $	$ 0.705	$ 0.88	$ 0.801
Rights [Member] | Series 18 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,875,000	25,000	25,000
Grant date	April 15, 2021	March 16, 2023	October 14, 2021
Expiry date	Apr. 23, 2026	Apr. 23, 2026	Apr. 23, 2024
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3	$ 3	$ 2
Fair value | $	$ 0.654	$ 0.286	$ 0.79
Rights [Member] | Series 19 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,975,000	25,000	125,000
Grant date	April 15, 2021	March 16, 2023	October 14, 2021
Expiry date	Apr. 23, 2026	Apr. 23, 2026	Apr. 23, 2024
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4	$ 4	$ 3
Fair value | $	$ 0.613	$ 0.219	$ 0.663
Rights [Member] | Series 20 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		175,000	15,000
Grant date		April 1, 2023	November 8, 2021
Expiry date		Apr. 23, 2026	Dec. 22, 2024
Exercise price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 3	$ 0
Fair value | $		$ 0.321	$ 0.955
Rights [Member] | Series 21 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		175,000	15,000
Grant date		April 1, 2023	November 8, 2021
Expiry date		Apr. 23, 2026	Dec. 22, 2025
Exercise price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4	$ 0
Fair value | $		$ 0.247	$ 0.955
Rights [Member] | Series 22 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	258,333		15,000
Grant date	June 22, 2021		November 8, 2021
Expiry date	Apr. 23, 2026		Dec. 22, 2026
Exercise price (in dollars per share)	$ 0		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2		$ 0
Fair value | $	$ 0.821		$ 0.955
Rights [Member] | Series 23 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	258,333		30,000
Grant date	June 22, 2021		November 15, 2021
Expiry date	Apr. 23, 2026		Dec. 31, 2024
Exercise price (in dollars per share)	$ 0		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3		$ 0
Fair value | $	$ 0.763		$ 0.99
Rights [Member] | Series 24 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	258,334		30,000
Grant date	June 22, 2021		November 15, 2021
Expiry date	Apr. 23, 2026		Dec. 31, 2025
Exercise price (in dollars per share)	$ 0		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4		$ 0
Fair value | $	$ 0.716		$ 0.99
Rights [Member] | Series 25 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			30,000
Grant date			November 15, 2021
Expiry date			Dec. 31, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.99
Rights [Member] | Series 26 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			3,500,000
Grant date			November 25, 2021
Expiry date			Apr. 23, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4
Fair value | $			$ 0.644
Rights [Member] | Series 27 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			250,000
Grant date			December 6, 2021
Expiry date			Apr. 23, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 2
Fair value | $			$ 0.703
Rights [Member] | Series 28 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			250,000
Grant date			December 6, 2021
Expiry date			Apr. 23, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 3
Fair value | $			$ 0.642
Rights [Member] | Series 29 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			500,000
Grant date			December 6, 2021
Expiry date			Apr. 23, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4
Fair value | $			$ 0.594
Rights [Member] | Series 30 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			50,000
Grant date			December 15, 2021
Expiry date			Dec. 22, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.752
Rights [Member] | Series 31 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			314,998
Grant date			December 15, 2021
Expiry date			Apr. 23, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 2
Fair value | $			$ 0.728
Rights [Member] | Series 32 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			100,000
Grant date			December 15, 2021
Expiry date			Dec. 22, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.7
Rights [Member] | Series 33 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			315,001
Grant date			December 15, 2021
Expiry date			Apr. 23, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 3
Fair value | $			$ 0.665
Rights [Member] | Series 34 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			150,000
Grant date			December 15, 2021
Expiry date			Dec. 22, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.658
Rights [Member] | Series 35 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			325,001
Grant date			December 15, 2021
Expiry date			Apr. 23, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4
Fair value | $			$ 0.616
Rights [Member] | Series 36 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			30,000
Grant date			January 1, 2022
Expiry date			Dec. 31, 2024
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.91
Rights [Member] | Series 37 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			30,000
Grant date			January 1, 2022
Expiry date			Dec. 31, 2025
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.91
Rights [Member] | Series 38 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			30,000
Grant date			January 1, 2022
Expiry date			Dec. 31, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.91
Rights [Member] | Series 39 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			50,000
Grant date			January 1, 2022
Expiry date			Dec. 22, 2025
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4
Fair value | $			$ 0.634
Rights [Member] | Series 40 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			25,000
Grant date			January 31, 2022
Expiry date			Dec. 22, 2026
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4
Fair value | $			$ 0.695
Rights [Member] | Series 41 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			25,000
Grant date			January 31, 2022
Expiry date			Dec. 22, 2024
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 2
Fair value | $			$ 0.684
Rights [Member] | Series 42 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			25,000
Grant date			January 31, 2022
Expiry date			Dec. 22, 2025
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 3
Fair value | $			$ 0.677
Rights [Member] | Series 43 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			1,000,000
Grant date			March 29, 2022
Expiry date			Apr. 06, 2025
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 1.235
Rights [Member] | Series 44 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			1,000,000
Grant date			March 29, 2022
Expiry date			Apr. 06, 2025
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4
Fair value | $			$ 0.84
RSUs [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	0	424,372	600,000
Exercise price (in dollars per share)	$ 0	$ 0	$ 0
RSUs [Member] | Series 3 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		424,372
Grant date		November 25, 2022
Expiry date		Dec. 05, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.74
RSUs [Member] | Series 9 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			600,000
Grant date			September 13, 2021
Expiry date			Sep. 09, 2025
Exercise price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 1.17
Options [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Exercise price (in dollars per share)	0.24	$ 1.03	$ 1.33
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0	$ 0	$ 0
Fair value | $		$ 0.491	$ 0.775	$ 0.217
Options [Member] | Series 1 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	7,000,000	1,000,000
Grant date	December 1, 2020	September 14, 2022
Expiry date	Dec. 31, 2023	Sep. 14, 2025
Exercise price (in dollars per share)		$ 1.1
Exercise price (in dollars per share)	$ 0.25
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $		$ 0.519
Fair value | $	$ 0.163
Options [Member] | Series 2 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	5,000,000	424,372
Grant date	December 1, 2020	November 25, 2022
Expiry date	Dec. 01, 2025	Dec. 05, 2026
Exercise price (in dollars per share)		$ 0.87
Exercise price (in dollars per share)	$ 0.2
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $		$ 0.424
Fair value | $	$ 0.201
Options [Member] | Series 3 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	4,000,000
Grant date	December 1, 2020
Expiry date	Dec. 01, 2025
Exercise price (in dollars per share)	$ 0.2
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.201
Options [Member] | Series 4 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	4,000,000
Grant date	December 1, 2020
Expiry date	Dec. 01, 2025
Exercise price (in dollars per share)	$ 0.2
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.201
Options [Member] | Series 5 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	5,000,000
Grant date	December 1, 2020
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.2
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.174
Options [Member] | Series 10 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			600,000
Grant date			September 13, 2021
Expiry date			Sep. 09, 2025
Exercise price (in dollars per share)			$ 1.33
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair value | $			$ 0.775
Options [Member] | Series 12 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	875,000
Grant date	April 14, 2021
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.45
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.605
Options [Member] | Series 13 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	875,000
Grant date	April 14, 2021
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.55
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.575
Options [Member] | Series 20 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	200,000
Grant date	April 15, 2021
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.45
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.57
Options [Member] | Series 21 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	200,000
Grant date	April 15, 2021
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.55
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.54
Shares [Member] | Series 16 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		687,623
Grant date		December 20, 2022
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.775